CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - ARS ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 159,774	$ 124,725
Investments	123,969	26,074
Trade receivables	132,868	117,139
Other receivables	44,261	60,841
Inventories	31,529	20,079
Assets classified as held for sale		2,971
Total current assets	492,401	351,829
Non-Current Assets
Trade receivables	252	368
Other receivables	9,407	5,198
Deferred income tax assets	13,815	7,698
Investments	23,808	20,062
Goodwill	1,543,964	1,540,713
PP&E	2,271,838	2,468,820
Intangible assets	906,426	793,489
Right of use assets	215,692	195,975
Total non-current assets	4,985,202	5,032,323
TOTAL ASSETS	5,477,603	5,384,152
Current Liabilities
Trade payables	356,854	277,954
Borrowings	563,478	418,411
Salaries and social security payables	91,140	117,252
Income tax payables	1,562	976
Other taxes payables	39,148	30,926
Leases liabilities	28,736	28,656
Other liabilities	20,460	15,446
Provisions	5,340	8,201
Total current liabilities	1,106,718	897,822
Non-Current Liabilities
Trade payables	914	992
Borrowings	1,564,591	1,042,680
Salaries and social security payables	3,729	8,554
Deferred income tax liabilities	461,142	797,867
Other taxes payables	11	138
Leases liabilities	59,909	61,331
Other liabilities	9,042	8,125
Provisions	26,117	36,292
Total non-current liabilities	2,125,455	1,955,979
TOTAL LIABILITIES	3,232,173	2,853,801
EQUITY
Equity attributable to Controlling Company	2,167,879	2,479,866
Equity attributable to non-controlling interest	77,551	50,485
TOTAL EQUITY(See Consolidated Statements of Changes in Equity)	2,245,430	2,530,351
TOTAL LIABILITIES AND EQUITY	$ 5,477,603	$ 5,384,152